Other current financial receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Other Current Financial Receivables

Other current financial receivables are analysed as follows:

Other current financial receivables	31/12/25	31/12/24
Short-term borrowings	4,121	1,348
Total	4,121	1,348

During 2025, the Brazilian subsidiary made short-term financial investments amounting to 2,930 (18,857 Brazilian reais), through the purchase of government securities yielding approximately an interest of 1.0% per month.